Borrowings and financial liabilities - Summary of key inputs measured at ATLAS conversion option (Details) € / shares in Units, € in Thousands				12 Months Ended
	Nov. 19, 2021	Apr. 30, 2020	Jul. 10, 2015	Dec. 31, 2021 EUR (€) item € / shares shares	Dec. 31, 2020 EUR (€) item shares	Dec. 19, 2021 EUR (€) item € / shares	Sep. 20, 2021 EUR (€) item € / shares	May 27, 2021 EUR (€) item € / shares	May 05, 2021 EUR (€) item € / shares	Aug. 28, 2020 EUR (€) item € / shares	Jun. 19, 2020 EUR (€) item € / shares	Apr. 29, 2020 EUR (€) item € / shares
Disclosure of financial liabilities [line items]
Conversion price per share | € / shares				€ 648
Number of notes converted | item					330
Number of shares issued upon conversion of bonds | shares				16,379,256
Cumulative amount of repayments					€ 750
Warrant Term	7 years	5 years	4 years	6 years 10 months 17 days
Change in Fair Value of Warrants				€ 77
Convertible notes to Atlas
Disclosure of financial liabilities [line items]
Change in fair value				€ (3,017)	€ 4,776
Number of shares issued upon conversion of bonds | shares					17,178,683
ATLAS Tranche 1 Member
Disclosure of financial liabilities [line items]
Number of outstanding convertible notes | item												120
Conversion price per share | € / shares												€ 0.94
Value of the derivative instrument (in thousands of )												€ 4,031
ATLAS Tranche 2 Member
Disclosure of financial liabilities [line items]
Number of outstanding convertible notes | item											120
Conversion price per share | € / shares											€ 0.75
Value of the derivative instrument (in thousands of )											€ 4,001
ATLAS Tranche 3 Member
Disclosure of financial liabilities [line items]
Number of outstanding convertible notes | item										120
Conversion price per share | € / shares										€ 0.62
Value of the derivative instrument (in thousands of )										€ 3,542
Number of notes repaid in cash | item					30
ATLAS Tranche 4 Member
Disclosure of financial liabilities [line items]
Number of outstanding convertible notes | item									120
Conversion price per share | € / shares									€ 0.89
Value of the derivative instrument (in thousands of )									€ 3,456
Atlas Tranche 5 Member
Disclosure of financial liabilities [line items]
Number of outstanding convertible notes | item								120
Conversion price per share | € / shares								€ 0.89
Value of the derivative instrument (in thousands of )								€ 3,456
Atlas Tranche 6 Member
Disclosure of financial liabilities [line items]
Number of outstanding convertible notes | item							120
Conversion price per share | € / shares							€ 0.74
Value of the derivative instrument (in thousands of )							€ 3,518
Atlas Tranche 7 Member
Disclosure of financial liabilities [line items]
Number of outstanding convertible notes | item				104			120
Conversion price per share | € / shares				€ 0.46			€ 0.74
Value of the derivative instrument (in thousands of )				€ 3,077			€ 3,518
Atlas Tranche 8 Member
Disclosure of financial liabilities [line items]
Number of outstanding convertible notes | item				120		120
Conversion price per share | € / shares				€ 0.46		€ 0.44
Value of the derivative instrument (in thousands of )				€ 3,550		€ 3,646
Volatility | ATLAS Tranche 1 Member
Disclosure of financial liabilities [line items]
Input to valuation												85.54
Volatility | ATLAS Tranche 2 Member
Disclosure of financial liabilities [line items]
Input to valuation											68.05
Volatility | ATLAS Tranche 3 Member
Disclosure of financial liabilities [line items]
Input to valuation										48.60
Volatility | ATLAS Tranche 4 Member
Disclosure of financial liabilities [line items]
Input to valuation									38.82
Volatility | Atlas Tranche 5 Member
Disclosure of financial liabilities [line items]
Input to valuation								38.82
Volatility | Atlas Tranche 6 Member
Disclosure of financial liabilities [line items]
Input to valuation							46.34
Volatility | Atlas Tranche 7 Member
Disclosure of financial liabilities [line items]
Input to valuation				49.65			46.34
Volatility | Atlas Tranche 8 Member
Disclosure of financial liabilities [line items]
Input to valuation				49.65		59.48
Risk-free rate | ATLAS Tranche 1 Member
Disclosure of financial liabilities [line items]
Input to valuation												(0.57)
Risk-free rate | ATLAS Tranche 2 Member
Disclosure of financial liabilities [line items]
Input to valuation											(0.55)
Risk-free rate | ATLAS Tranche 3 Member
Disclosure of financial liabilities [line items]
Input to valuation										(0.59)
Risk-free rate | ATLAS Tranche 4 Member
Disclosure of financial liabilities [line items]
Input to valuation									(0.63)
Risk-free rate | Atlas Tranche 5 Member
Disclosure of financial liabilities [line items]
Input to valuation								(0.63)
Risk-free rate | Atlas Tranche 6 Member
Disclosure of financial liabilities [line items]
Input to valuation							(0.68)
Risk-free rate | Atlas Tranche 7 Member
Disclosure of financial liabilities [line items]
Input to valuation				(0.73)			(0.68)
Risk-free rate | Atlas Tranche 8 Member
Disclosure of financial liabilities [line items]
Input to valuation				(0.73)		(0.78)
Maturity
Disclosure of financial liabilities [line items]
Warrant Term	10 years